Organization And Principal Activities - Summary of Information About Consolidated Financial Statements And Company Principal Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
VCI Global Limited [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	29.04.2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
V Capital Kronos Berhad [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	01.09.2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company
V Capital Venture Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	19.08.2014
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Accuventures Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	22.06.2015
Percentage of effective ownership	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	26.10.2020
Percentage of effective ownership	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Carry on licensed money lending activities, consulting, information technology development, and computer software programming
V Capital Advisory Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	12.02.2018
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	18.01.2018
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	01.03.2016
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Imej Jiwa Communication Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	29.10.2012
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of investor relation consultation services.
AB Management and Consultancy Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	05.04.2020
Percentage of effective ownership	80.00%	80.00%
Place of incorporation	Malaysia
Principal activities	Holding company
Elmu Education Group Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	03.12.2020
Percentage of effective ownership	56.00%	56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services
Elmu V Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	18.05.2021
Percentage of effective ownership	69.20%	69.20%
Place of incorporation	Malaysia
Principal activities	Education and training services
Elmu Higher Education Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	24.05.2021
Percentage of effective ownership	56.00%	56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services
V Capital Real Estate Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	05.07.2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
V Capital Robotics Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	12.10.2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
TGI V Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	12.11.2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
VCIG Limited [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	29.04.2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant
V Galactech Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	12.01.2022
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development
VC Acquisition Ltd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	04.01.2022
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
VC Acquisition II Ltd [Member]
Disclosure of subsidiaries [line items]
Date of incorporation	04.01.2022
Percentage of effective ownership	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant